ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Accounting Policies [Abstract]
Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Computer equipment and software	2 or 3 years
Office equipment	4 years
Manufacturing equipment	7 years
Warehouse equipment	5 years
Tooling	2 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

Fixed assets are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from three to five years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Computer equipment	3 years
Furniture and fixtures	3 years
Office equipment	4 years
Warehouse equipment	5 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

		Fair Value Measurement Using
	Amount at Fair Value	Level 1	Level 2	Level 3
May 31, 2023
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$1,042,000	$—	$—	$1,042,000

February 28, 2023
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$979,000	$—	$—	$979,000

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

		Fair Value Measurement Using
	Amount at Fair Value	Level 1	Level 2	Level 3
February 28, 2023
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$979,000	$—	$—	$979,000

February 28, 2022
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$479,500	$—	$—	$479,500
Derivative liability – conversion features pursuant to convertible notes payable	$7,587	$—	$—	$7,587